Loss Per Share	12 Months Ended
Dec. 31, 2012
Loss Per Share
19.	Loss Per Share

	Year Ended December 31,
	2012 $	2011 $	2010 $
Net loss attributable to stockholders’ of Teekay Corporation	(160,180)	(358,616)	(267,287)

Weighted average number of common shares	69,263,369	70,234,817	72,862,617
Dilutive effect of stock-based compensation	—	—	—

Common stock and common stock equivalents	69,263,369	70,234,817	72,862,617

Loss per common share:
—Basic	(2.31)	(5.11)	(3.67)
—Diluted	(2.31)	(5.11)	(3.67)

The anti-dilutive effect attributable to outstanding stock-based compensation excluded from the calculation of diluted loss per common share, for the years ended December 31, 2012, 2011, and 2010 was 3.9 million, 5.7 million and 6.1 million shares, respectively.